OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension obligation	$ 16	$ 20
Accrued employee benefits	6	6
Non-current lease liabilities	12	2
Reforestation obligations	4	2
Unrealized monetary hedge gain	1	3
Other	1	1
Other liabilities	$ 40	$ 34